REVENUE AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
REVENUE AND SEGMENT INFORMATION
REVENUE AND SEGMENT INFORMATION

4.      REVENUE AND SEGMENT INFORMATION

(a)      Revenue

Revenue recognized during the years are as follows:

	2015	2016	2017
Sales of goods (net of value-added tax)	121,255,842	141,534,738	177,872,845
Other revenue	2,411,825	2,694,178	2,207,905
	123,667,667	144,228,916	180,080,750

Other revenue primarily includes revenue from the sale of scrap and other materials, the supply of heat and water and the provision of machinery processing, transportation and packaging and other services.

(b)      Segment information

The presidents of the Company have been identified as the chief operating decision-makers. They are responsible for the review of internal reports in order to allocate resources to operating segments and assess their performance of these operating segments.

The presidents monitor the business from a product perspective comprising alumina, primary aluminum and energy products which are identified as separate reportable operating segments. In addition, the Group’s trading business is identified as a separate reportable operating segment. The Group’s operating segments also include corporate and other operating activities.

The presidents assess the performance of operating segments based on profit or loss before income tax in related periods. Unless otherwise stated below, the manner of assessment used by the presidents is consistent with that applied in these financial statements. Management has determined the operating segments based on the reports reviewed by the presidents that are used to make strategic decisions.

The Group’s five reportable operating segments are summarized as follows:

•

The alumina segment, which consists of the mining and purchase of bauxite and other raw materials, the refining of bauxite into alumina, and the sale of alumina both internally to the Group’s aluminum  enterprises and trading enterprises and externally to customers outside the Group. This segment also includes the production and sale of chemical alumina and metal gallium.

•

The primary aluminum segment, which consists of the procurement of alumina and other raw materials, supplemental materials and electricity power, and the smelting of alumina to produce primary aluminum which is sold to internal trading enterprises and external customers, including Chinalco and its subsidiaries. This segment also includes the production and sale of carbon products and aluminum alloy and other aluminum products.

•

The energy segment, which consists of the research and development, production and operation of energy products, mainly includes coal mining, electricity generation by thermal power, wind power and solar power, and new energy related equipment manufacturing business. Sales of coals are mainly made to the Group’s internal and external coals consuming customers; electricity is sold to regional power grid corporations.

•

The trading segment, which consists of the trading of alumina, primary aluminum, aluminum fabrication products, other non-ferrous metal products, coal products, raw materials and supplemental materials and logistics and transport services to internal manufacturing plants and external customers in the PRC. The products are sourced from fellow subsidiaries of the Group, international and domestic suppliers of the Group. Sales of products manufactured by the Group’s manufacturing business are included in the total revenue of the trading segment and are eliminated with the segment revenue of the respective segments which supply the products to the trading segment.

•	Corporate and other operating segments, which mainly include corporate management, research and development activities and others.

Prepaid current income tax and deferred tax assets are excluded from segment assets, and income tax payable and deferred tax liabilities are excluded from segment liabilities. All sales among the operating segments were conducted on terms mutually agreed among group companies, and have been eliminated on consolidation.

	Year ended December 31, 2015
					Corporate
					and other	Inter-
		Primary			operating	segment
	Alumina	aluminum	Energy	Trading	segments	eliminations	Total
Total revenue	33,497,260	36,973,230	4,290,915	94,131,114	302,377	(45,527,229)	123,667,667
Inter-segment revenue	(26,643,874)	(8,861,390)	(98,124)	(9,908,906)	(14,935)	45,527,229	—

Sales of self-produced products (Note (i))				23,294,776

Sales of products sourced from external suppliers				60,927,432
Revenue from external customers	6,853,386	28,111,840	4,192,791	84,222,208	287,442	—	123,667,667

Segment profit/(loss) before income tax	1,895,706	(1,386,922)	(74,153)	(1,234,554)	733,760	188,104	121,941

Income tax benefit							225,961
Profit for the year							347,902

Other items
Finance income	204,580	20,820	39,231	265,372	282,456	—	812,459
Finance costs	(1,081,381)	(1,347,593)	(1,016,869)	(562,645)	(1,971,001)	—	(5,979,489)
Share of profits and losses of joint ventures	—	—	6,979	—	16,259	—	23,238
Share of profits and losses of associates	—	(2,027)	270,963	—	15,595	—	284,531
Amortization of land use rights	(44,591)	(28,989)	(12,557)	(15)	(18,307)	—	(104,459)
Depreciation and amortization (excluding the amortization of land use rights)	(3,066,608)	(2,871,447)	(1,203,659)	(27,526)	(114,840)	—	(7,284,080)
Gain/(loss) on disposal of property, plant and equipment and land use rights	218,384	1,747,796	(611)	56,120	296,168	—	2,317,857
Other income	316,536	1,369,644	79,611	12,816	9,167	—	1,787,774
Gain on disposal of Shanxi Huaxing	1,035,254	—	—	—	1,552,880	—	2,588,134
Partial disposal of Jiaozuo Wanfang	—	—	—	—	832,369	—	832,369
Impairment of property, plant and equipment	—	—	(10,011)	—	—	—	(10,011)
Change for impairment of inventories (Note (ii))	(219,997)	55,288	7,417	(459,575)	—	—	(616,867)
Reversal of provision for impairment of receivables, net	5,389	40,603	64,417	121,741	—	—	232,150
Investments in associates	21,000	312,286	2,323,968	118,352	2,827,095	—	5,602,701
Investments in joint ventures	1,886,083	—	1,412,223	—	1,852,581	—	5,150,887
Capital expenditure in:
Intangible assets	5,167	872	27,991	580	—	—	34,610
Land use rights	—	133,686	5,938	—	—	—	139,624
Property, plant and equipment(Note (iii))	5,523,144	1,862,662	2,377,708	16,930	412,632	—	10,193,076

(i)

The sales of self-produced products include sales of self-produced alumina amounting to RMB12,699 million, sales of self-produced primary aluminum amounting RMB8,099 million, and sales of self-produced other products amounting to RMB2,497 million.

(ii)	Change for impairment of inventories do not include change for impairment due to disposal of subsidiaries and transferred to non-current assets held for sale.
(iii)	The additions in property, plant and equipment under sale and leaseback contracts are not included in capital expenditure in property, plant and equipment.

	Year ended December 31, 2016
					Corporate
					and other	Inter-
		Primary			operating	segment
	Alumina	aluminum	Energy	Trading	segments	eliminations	Total
Total revenue	30,027,317	34,464,194	4,519,806	114,345,851	504,355	(39,632,607)	144,228,916
Inter-segment revenue	(20,508,466)	(4,981,936)	(137,460)	(13,906,423)	(98,322)	39,632,607	—

Sales of self-produced products (Note (i))				18,292,949

Sales of products sourced from external suppliers				82,146,479
Revenue from external customers	9,518,851	29,482,258	4,382,346	100,439,428	406,033	—	144,228,916

Segment profit/(loss) before income tax	910,426	2,183,826	33,408	809,063	(1,993,161)	(318,017)	1,625,545

Income tax expense							(404,172)
Profit for the year							1,221,373

Other items
Finance income	302,230	36,139	51,897	226,941	198,522	—	815,729
Finance costs	(1,016,455)	(1,226,821)	(987,422)	(329,454)	(1,459,756)	—	(5,019,908)
Share of profits and losses of joint ventures	(41,367)	—	(28,312)	—	(25,829)	—	(95,508)
Share of profits and losses of associates	—	958	87,359	(810)	27,584	—	115,091
Amortization of land use rights	(43,523)	(27,464)	(11,172)	(15)	(17,550)	—	(99,724)
Depreciation and amortization (excluding the amortization of land use rights)	(2,847,343)	(2,598,984)	(1,298,483)	(54,724)	(88,095)	—	(6,887,629)
Gain on disposal of property, plant and equipment and land use rights	191,364	361,155	253,566	2,890	7,746	—	816,721
Unrealized gains on futures, forward and option contracts, net	—	16,778	—	109,906	27,901	—	154,585
Realized loss on futures, forward and option contracts, net	(1,297)	(271,000)	—	(457,702)	(560,268)	—	(1,290,267)
Other income	440,592	195,380	57,600	40,085	11,612	—	745,269
Impairment of property, plant and equipment	(35,893)	(18,239)	(2,948)	—	—	—	(57,080)
Changes for impairment of inventories	684,271	505,595	159	471,218	1,145	—	1,662,388
Reversal of provision/(provision) for impairment of receivables, net	53,144	198	(836)	(5,838)	—	—	46,668
Gain on disposal of associates	—	—	—	—	128,833	—	128,833
Gain on disposal and dividends of available for sale	—	—	1,000	—	139,929	—	140,929
Investments in associates	69,000	313,244	2,351,845	146,926	3,045,518	—	5,926,533
Investments in joint ventures	2,631,546	—	1,559,966	—	2,048,688	—	6,240,200
Additions during the period:
Intangible assets	336,603	3	6,857	509	127	—	344,099
Land use rights	—	26	20,937	—	—	—	20,963
Investment properties	50,285	3,354	—	38,628	—	—	92,267
Property, plant and equipment (Note (ii))	2,455,064	4,118,544	1,582,039	42,476	143,736	—	8,341,859

Note:

(i)The sales of self-produced products include sales of self-produced alumina amounting to RMB12,795 million, sales of self-produced primary aluminum amounting RMB3,684 million, and sales of self-produced other products amounting to RMB1,814 million.

(ii)The additions to property, plant and equipment under sale and leaseback contracts (note 20) are not included.

	Year ended December 31, 2017
					Corporate
					and other
		Primary			operating	Inter-segment
	Alumina	aluminum	Energy	Trading	segments	eliminations	Total
Total revenue	38,079,105	47,245,646	6,250,966	146,814,520	645,314	(58,954,801)	180,080,750
Inter-segment revenue	(24,413,258)	(10,693,678)	(517,269)	(23,159,115)	(171,481)	58,954,801	—

Sales of self-produced products (Note (i))				23,158,952

Sales of products sourced from external suppliers				100,496,453
Revenue from external customers	13,665,847	36,551,968	5,733,697	123,655,405	473,833	—	180,080,750

Segment profit/(loss) before income tax	3,251,751	826,632	(171,310)	730,131	(1,728,563)	97,575	3,006,216

Income tax expense							(642,267)
Profit for the year							2,363,949

Other items
Finance income	232,625	83,996	44,015	192,327	153,336	—	706,299
Finance costs	(695,162)	(1,212,249)	(1,000,767)	(467,090)	(1,814,661)	—	(5,189,929)
Share of profits and losses of joint ventures	82,619	—	(383,263)	1,885	306,910	—	8,151
Share of profits and losses of associates	—	(16,887)	(181,667)	9,463	23,842	—	(165,249)
Amortization of land use rights	(47,263)	(25,120)	(6,376)	(15)	(17,300)	—	(96,074)
Depreciation and amortization (excluding the amortization of land use rights)	(2,085,476)	(3,253,801)	(1,514,495)	(85,085)	(86,201)	—	(7,025,058)
Gain on disposal of property, plant and equipment and land use rights	47,595	40,106	(12,826)	1,673	543	—	77,091
Realized gain/(loss) on futures, forward and option contracts, net	3,398	(47,730)	1,585	(24,953)	43,749	—	(23,951)
Other income	179,736	79,038	37,940	31,060	14,397	—	342,171
Impairment of property, plant and equipment	—	—	(15,632)	—	—	—	(15,632)
Fair value loss	—	(17,033)	—	(92,719)	(21,321)	—	(131,073)
Changes for impairment of inventories (Note (ii))	71,973	64,734	4,488	722	5,287	—	147,204
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	26	269	(25,119)	(18,396)	—	—	(43,220)
Gain on disposal and dividends of available for sale	—	2,792	—	—	76,616	—	79,408
Investments in associates	90,875	296,357	2,170,178	184,149	4,193,471	—	6,935,030
Investments in joint ventures	2,809,758	—	878,196	28,865	2,290,805	—	6,007,624
Additions during the period:
Intangible assets	—	197	284,509	372	89	—	285,167
Land use rights	—	—	27,956	25,199	6,060	—	59,215
Property, plant and equipment (Note (iii))	2,558,737	5,533,168	1,268,051	60,805	256,093	—	9,676,854

Note:

(i)

The sales of self-produced products include sales of self-produced alumina amounting to RMB13,187 million, sales of self-produced primary aluminum amounting RMB6,680, and sales of self-produced other products amounting to RMB3,292 million.

(ii)	Change for impairment of inventories do not include change for impairment due to disposal of subsidiaries.

(iii)The additions to property, plant and equipment under sale and leaseback contracts (note 20) are not included.

					Corporate
					and other
		Primary			operating
	Alumina	aluminum	Energy	Trading	segments	Total
As at December 31, 2016

Segment assets	75,022,795	46,680,908	38,078,969	14,927,762	37,040,630	211,751,064
Reconciliation:
Elimination of inter-segment receivables						(22,023,956)
Other eliminations						(746,586)
Corporate and other unallocated assets:
Deferred tax assets						1,426,707
Prepaid income tax						104,213
Total assets						190,511,442

Segment liabilities	42,562,213	30,023,322	24,927,277	11,298,129	46,596,662	155,407,603
Reconciliation:
Elimination of inter-segment payables						(22,023,956)
Corporate and other unallocated liabilities:
Deferred tax liabilities						984,304
Income tax payable						356,683
Total liabilities						134,724,634

					Corporate
					and other
		Primary			operating
	Alumina	aluminum	Energy	Trading	segments	Total
As at December 31, 2017

Segment assets	69,657,926	51,996,432	40,249,776	18,576,192	48,271,025	228,751,351
Reconciliation:
Elimination of inter-segment receivables						(30,077,354)
Other eliminations						(194,763)
Corporate and other unallocated assets:
Deferred tax assets						1,602,825
Prepaid income tax						64,557
Total assets						200,146,616

Segment liabilities	33,106,617	29,811,892	27,504,055	13,063,870	60,019,710	163,506,144
Reconciliation:
Elimination of inter-segment payables						(30,077,354)
Corporate and other unallocated liabilities:
Deferred tax liabilities						993,742
Income tax payable						210,205
Total liabilities						134,632,737

The Group mainly operates in the mainland of China. Geographical information of the operating segments is as follows:

	2015	2016	2017
Segment revenue from external customers
— Mainland China	121,421,378	141,393,123	171,014,419
— Outside of Mainland China	2,246,289	2,835,793	9,066,331
	123,667,667	144,228,916	180,080,750

	December 31,	December 31,
	2016	2017
Non-current assets (excluding financial assets and deferred tax assets)
— Mainland China	120,696,743	127,621,039
— Outside of Mainland China	370,561	384,089
	121,067,304	128,005,128

For the year ended December 31, 2017, revenues of approximately RMB39,759 million (2015: RMB31,818 million, 2016: RMB30,940 million) were derived from entities directly or indirectly owned or controlled by the PRC government including Chinalco. These revenues are mainly attributable to the alumina, primary aluminum, energy and trading segments. There were no other individual customer from which the Group has derived revenue of more than 10% of the Group’s revenue during the years ended December 31, 2015, 2016 and 2017.